Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Concentrates	$ 1,230	$ 1,391
Ore stockpile	1,436	2,877
Spare parts and supplies	5,584	5,098
Inventories	$ 8,250	$ 9,366